Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options Beginning balance
Weighted Average Exercise Price Beginning balance (in Dollars)
Number of Options Ending balance	6,646,452
Weighted Average Exercise Price Ending balance (in Dollars)	$ 2.76
Weighted Average Remaining Contractual Life (Years) Ending balance	8 years 11 months 19 days
Aggregate Intrinsic Value Ending balance (in Dollars)
Number of Options Exercisable	2,675,027
Weighted Average Exercise Price Exercisable (in Dollars per share)	$ 1.85
Weighted Average Remaining Contractual Life (Years) Exercisable	8 years 4 months 17 days
Aggregate Intrinsic Value Exercisable as of December 31, 2022 (in Dollars)
Number of Options Granted	8,633,607
Weighted Average Exercise Price Granted (in Dollars per share)	$ 3.04
Number of Options Exercised
Number of Options Cancelled/forfeited	(1,987,155)
Weighted Average Exercise Price Cancelled/forfeited (in Dollars per share)	$ 3.96
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options Beginning balance	31,962,921	30,402,801
Weighted Average Exercise Price Beginning balance (in Dollars)	$ 2.81	$ 2.45
Weighted Average Remaining Contractual Life (Years) Beginning balance		8 years 9 months
Aggregate Intrinsic Value Beginning balance (in Dollars)	$ 86,075,000	$ 885,000
Number of Options Ending balance	23,422,276	31,962,921
Weighted Average Exercise Price Ending balance (in Dollars)	$ 2.83	$ 2.81
Weighted Average Remaining Contractual Life (Years) Ending balance	6 years 11 months 1 day	7 years 9 months 7 days
Aggregate Intrinsic Value Ending balance (in Dollars)	$ 22,000	$ 86,075,000
Number of Options Exercisable	16,013,998
Weighted Average Exercise Price Exercisable (in Dollars per share)	$ 2.63
Weighted Average Remaining Contractual Life (Years) Exercisable	6 years 7 months 13 days
Aggregate Intrinsic Value Exercisable as of December 31, 2022 (in Dollars)	$ 21,000
Number of Options Granted		5,287,031
Weighted Average Exercise Price Granted (in Dollars per share)		$ 4.74
Number of Options Exercised	(1,606,795)	(2,757,671)
Weighted Average Exercise Price Exercised (in Dollars per share)	$ 2.52	$ 2.3
Aggregate Intrinsic Value Exercised (in Dollars)	$ 3,658,000	$ 7,740,000
Number of Options Cancelled/forfeited	(6,933,850)	(969,240)
Weighted Average Exercise Price Cancelled/forfeited (in Dollars per share)	$ 2.58	$ 3.65
Aggregate Intrinsic Value Cancelled/forfeited (in Dollars)	$ 8,784,000
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options Beginning balance	9,526,727	6,490,208
Weighted Average Exercise Price Beginning balance (in Dollars)	$ 5.55	$ 2.49
Weighted Average Remaining Contractual Life (Years) Beginning balance		9 years 3 months 3 days
Aggregate Intrinsic Value Beginning balance (in Dollars)	$ 13,905,000	$ 1,174,000
Number of Options Ending balance	5,618,512	9,526,727
Weighted Average Exercise Price Ending balance (in Dollars)	$ 6.34	$ 5.55
Weighted Average Remaining Contractual Life (Years) Ending balance	6 years 11 months 8 days	8 years 3 days
Aggregate Intrinsic Value Ending balance (in Dollars)		$ 13,905,000
Number of Options Exercisable	1,181,230
Weighted Average Exercise Price Exercisable (in Dollars per share)	$ 3.96
Weighted Average Remaining Contractual Life (Years) Exercisable	6 years 2 months 12 days
Aggregate Intrinsic Value Exercisable as of December 31, 2022 (in Dollars)
Number of Options Granted		5,516,399
Weighted Average Exercise Price Granted (in Dollars per share)		$ 7.82
Number of Options Exercised	(2,181,335)	(1,630,925)
Weighted Average Exercise Price Exercised (in Dollars per share)	$ 2.5	$ 2.54
Aggregate Intrinsic Value Exercised (in Dollars)	$ 1,468,000	$ 8,807,000
Number of Options Cancelled/forfeited	(1,726,880)	(848,955)
Weighted Average Exercise Price Cancelled/forfeited (in Dollars per share)	$ 7.78	$ 2.68